Debt (Details) - Schedule of debt structure - Debt [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
Debt (Details) - Schedule of debt structure [Line Items]
Total	$ 885,387	$ 848,599
Less:
Unamortized financing costs	(9,800)	(12,753)
Current portion of unamortized financing costs	3,152	2,951
Current maturities of long-term debt	(8,211)	(8,211)
Total long-term debt	870,528	830,586
First Lien Credit Facility Revolver [Member]
Debt (Details) - Schedule of debt structure [Line Items]
Total	39,853	39,853
First Lien Credit Facility Term Loan [Member]
Debt (Details) - Schedule of debt structure [Line Items]
Total	800,534	808,746
Incremental Liquidity Facility [Member]
Debt (Details) - Schedule of debt structure [Line Items]
Total	$ 45,000